Acquisition (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	0 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Sep. 19, 2013 Midland County, Texas [Member]	Sep. 19, 2013 Midland County, Texas [Member] Diamondback Energy, Inc. [Member]	Sep. 19, 2013 Midland County, Texas [Member] Diamondback Energy, Inc. [Member] acre
Business Acquisition [Line Items]
Acres of oil and gas property, mineral interest, gross					14,804
Acres of oil and gas property, mineral interest, net					12,687
Consideration transferred to acquire mineral interests	$ 440,000 [1]	$ 0 [1]		$ 440,000
Percent of royalty interest			21.40%

[1]	See Note 1 for information regarding the basis of financial statement presentation.